CONSOLIDATED STATEMENTS OF Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 62,860	$ 60,849	$ 52,004
Adjustments to reconcile net earnings to net cash used in operating activities:
Depreciation and amortization	20,758	20,050	19,925
Loss on step acquisition	529
Impairment of equity method investment		975	850
Loss from equity method investment		967	1,019
Amortization of marketable security premiums	3,261	3,035	1,770
Changes in operating assets and liabilities:
Accounts receivable	(2,007)	1,330	272
Other receivables	1,289	253	(2,720)
Inventories	(7,329)	503	9,588
Prepaid expenses and other assets	9,524	14,922	11,295
Accounts payable and accrued liabilities	(1,268)	418	199
Income taxes payable and deferred	(1,024)	68	1,369
Postretirement health care and life insurance benefits	(1,289)	2,861	2,829
Deferred compensation and other liabilities	3,465	3,592	3,018
Net cash from operating activities	88,769	109,823	101,418
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash acquired in step acquisition	161
Restricted cash	224
Capital expenditures	(10,704)	(15,752)	(8,886)
Net sales (purchases) of trading securities	(3,567)	(5,500)	(2,994)
Purchase of available for sale securities	(54,882)	(66,324)	(39,016)
Sale and maturity of available for sale securities	38,309	39,613	10,461
Net cash used in investing activities	(30,459)	(47,963)	(40,435)
CASH FLOWS FROM FINANCING ACTIVITIES:
Shares purchased and retired	(25,020)	(23,143)	(23,803)
Dividends paid in cash	(19,241)	(14,282)	(52,431)
Repayment of bank loans	(403)
Net cash used in financing activities	(44,664)	(37,425)	(76,234)
Effect of exchange rate changes on cash	(1,821)	(14)	501
Increase (decrease) in cash and cash equivalents	11,825	24,421	(14,750)
Cash and cash equivalents at beginning of year	88,283	63,862	78,612
Cash and cash equivalents at end of quarter	100,108	88,283	63,862
Supplemental cash flow information:
Income taxes paid, net	26,599	24,225	21,312
Interest paid	34	21	31
Stock dividend issued	$ 52,165	$ 48,925	$ 38,236